SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful lives of property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Laboratory Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Research Devices
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Sales and Marketing Devices
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Computer Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Tooling
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Trade Show Assets
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Leased Devices
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Other | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Other | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	7 years